Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from operating activities:
Net Income (loss)	$ (29,255)	$ (24,094)	$ (28,907)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation of property, plant & equipment	446	513	988
Amortization of intangible assets	156	481	604
Write-off loss / (gain)	1,333	(0)	(0)
Impairment charge			7,000
Debt conversion expense	827	325
Interest and amortization of debt discount	168	1,057	458
Loss / (gain) on derivative liability			(44)
Stock-based compensation	744	3,783	393
Bad debt expense	4	18	24
Inventory obsolescence impairment	554	(0)	457
Increase (decrease) in defined benefit pension liability, net of unrealized gains and losses	13	(570)	66
Income tax expense / (recovery) net of cash paid	(3,268)	(131)	9
Other non cash expenses /(income)
Expenses settled in equity	85	146	14
Loss on disposal of a business	15,026
Unrealized gains related to available-for-sale debt securities recorded in the income statement after acquisition of arago		(5,553)
Unrealized and non cash foreign currency transactions	1,378	172	800
Other		300	455
Changes in operating assets and liabilities, net of effects of businesses acquired
Decrease (increase) in accounts receivables	227	207	870
Decrease (increase) in inventories	(5,354)	(236)	313
Decrease (increase) in other current assets, net	(621)	737	46
Decrease (increase) in deferred research & development tax credits, net	154	464	1,176
Decrease (increase) in other noncurrent assets, net	8	1,805	53
Increase (decrease) in accounts payable	137	2,061	2,386
Increase (decrease) in deferred revenue, current	(34)	(723)	213
Increase (decrease) in income taxes payable	45	8	(8)
Increase (decrease) in other current liabilities	210	(2,370)	(199)
Increase (decrease) in deferred revenue, noncurrent	(77)	81	9
Increase (decrease) in other noncurrent liabilities	(50)	(272)	326
Net cash provided by (used in) operating activities	(17,144)	(21,791)	(12,550)
Cash Flows from investing activities:
Sale / (acquisition) of equity securities		(476)
Sale / (acquisition) of property, plant and equipment	(303)	(36)	(52)
Sale of a business, net of cash and cash equivalents divested	(181)
Acquisition of a business, net of cash and cash equivalents acquired		(2,013)	(3,845)
Net cash provided by (used in) investing activities	(484)	(2,525)	(3,897)
Cash Flows from financing activities:
Proceeds from options exercises	16	4	68
Proceeds from issuance of Common Stock		226	2,194
Proceeds from convertible loan issuance	4,820	44,362	22,053
Proceeds from debt	2,000		646
Repayments of debt	(2,246)	(5,276)	(2,344)
Payments of debt issue costs	(303)	(2,341)
Repurchase of treasury shares	(102)		(1,135)
Net cash provided by (used in) financing activities	4,185	36,975	21,482
Effect of exchange rate changes on cash and cash equivalents	(102)	(63)	82
Cash and cash equivalents and restricted cash
Net increase (decrease) during the period	(13,545)	12,596	5,117
Balance, beginning of period	34,359	21,763	16,646
Balance, end of period	20,814	34,359	21,763
Reconciliation to balance sheet
Cash and cash equivalents	20,706	34,201	19,650
Restricted cash, current	108	110	2,113
Cash and cash equivalents from discontinued operations		48
Supplemental cash flow information
Cash paid for interest, net of amounts capitalized	53	490	250
Cash paid for incomes taxes	6		46
Noncash conversion of convertible loans into common stock	13,800	43,704	12,946
Restricted cash received for share subscription in progress			1
ROU assets obtained from operating lease	$ 29	$ 2,375	$ 544